Accruals and Other Payables (Details) - Schedule of Accruals and Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accruals and Other Payables [Abstract]
Wages payables	$ 23	$ 19
Other payables and accruals	455	40
Deferred government grants	30	45
Other tax payables	21	1
Total accurals and other payables	$ 529	$ 105